Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Options Outstanding
Options outstanding

	2022		2021
For the years ended December 31,	Number of options (in millions)	Weighted average exercise price	Number of options (in millions)	Weighted average exercise price
Outstanding, January 1	21	$22.09	24	$21.74
Granted	–	–	–	–
Exercised	(1)	16.15	(3)	18.34
Expired	–	24.63	–	24.73
Forfeited	–	23.96	–	23.96
Outstanding, December 31	20	$22.42	21	$22.09
Exercisable, December 31	10	$20.91	8	$18.94

Schedule of Range of Exercise Prices of Outstanding Share Options

	Options outstanding			Options exercisable
For the year ended December 31, 2022	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$12.64—$20.99	4	$17.42	2.91	4	$17.42	2.91
$21.00—$24.83	16	$23.58	4.94	6	$23.08	2.95
Total	20	$22.42	4.56	10	$20.91	2.93

Schedule of Deferred Share Units
The fair value of 252,000 DSUs issued during the year was $24.15 per unit as at December 31, 2022 (2021 – 161,000 at $24.11 per unit).

For the years ended December 31, Number of DSUs (in thousands)	2022	2021
Outstanding, January 1	2,079	2,169
Issued	252	161
Reinvested	126	100
Redeemed	(75)	(345)
Forfeitures and cancellations	(9)	(6)
Outstanding, December 31	2,373	2,079